Stock-Based Compensation (Stock Options Range of Exercise Prices) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
$0.25 per share [Member]
Exercisable
Number Outstanding	487,333
Weighted Average Exercise Price	$ 0.25
Unexercisable
Number Outstanding	102,250
Weighted Average Exercise Price	$ 0.25
Total
Number Outstanding	600,333
Weighted Average Exercise Price	$ 0.25
$1.59 per share [Member]
Exercisable
Number Outstanding	101,000
Weighted Average Exercise Price	$ 1.59
Unexercisable
Number Outstanding	160,500
Weighted Average Exercise Price	$ 1.59
Total
Number Outstanding	286,000
Weighted Average Exercise Price	$ 1.69
$0.99 per share [Member]
Unexercisable
Number Outstanding	765,000
Weighted Average Exercise Price	$ 0.99
Total
Number Outstanding	765,000
Weighted Average Exercise Price	$ 0.99
$0.25 per share [Member]
Range of Exercise Prices (Lower)	$ 0.25	$ 0.25
Range of Exercise Prices (Upper)	$ 0.25	$ 0.25
Exercisable
Number Outstanding		23,750
Weighted Average Exercise Price		$ 0.25
Unexercisable
Number Outstanding		169,500
Weighted Average Exercise Price		$ 0.25
Total
Number Outstanding		193,250
Weighted Average Exercise Price		$ 0.25
$1.59 per share [Member]
Range of Exercise Prices (Lower)	$ 1.59	$ 1.59
Range of Exercise Prices (Upper)	$ 1.59	$ 1.59
Exercisable
Number Outstanding
Weighted Average Exercise Price
Unexercisable
Number Outstanding		492,000
Weighted Average Exercise Price		$ 1.59
Total
Number Outstanding		492,000
Weighted Average Exercise Price		$ 1.59
$0.99 per share [Member]
Range of Exercise Prices (Lower)	$ 0.99	$ 0.99
Range of Exercise Prices (Upper)	$ 0.99	$ 0.99
Exercisable
Number Outstanding
Weighted Average Exercise Price
Unexercisable
Number Outstanding		1,010,000
Weighted Average Exercise Price		$ 0.99
Total
Number Outstanding		1,010,000
Weighted Average Exercise Price		$ 0.99
$1.00 per share [Member]
Range of Exercise Prices (Lower)	$ 1.00
Range of Exercise Prices (Upper)	$ 1.00
Exercisable
Number Outstanding	31,113
Weighted Average Exercise Price	$ 1.00
Unexercisable
Number Outstanding	1,462,336
Weighted Average Exercise Price	$ 1.00
Total
Number Outstanding	1,493,449
Weighted Average Exercise Price	$ 1.00
$1.03 per share [Member]
Range of Exercise Prices (Lower)	$ 1.03
Range of Exercise Prices (Upper)	$ 1.03
Unexercisable
Number Outstanding	125,000
Weighted Average Exercise Price	$ 1.03
Total
Number Outstanding	125,000
Weighted Average Exercise Price	$ 1.03
$1.11 per share [Member]
Range of Exercise Prices (Lower)	$ 1.11
Range of Exercise Prices (Upper)	$ 1.11
Unexercisable
Number Outstanding	150,000
Weighted Average Exercise Price	$ 1.11
Total
Number Outstanding	150,000
Weighted Average Exercise Price	$ 1.11